Operating leases (Details 2)	Mar. 31, 2018 USD ($)
2018	$ 367,914
2019	474,056
2020	329,356
2021	296,499
2022	303,198
2023-2026	999,068
Office Space [Member]
2018	367,914
2019	474,056
2020	329,356
2021	296,499
2022	303,198
2023-2026	$ 999,068